Courseware (Schedule of Estimated Future Amortization Expense of Courseware) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Courseware Details 1
2013	$ 85,808	$ 120,819
2014	77,757	77,757
2015	39,616	39,616
2016	12,738	12,738
2017	2,640	2,641
Total	$ 218,559	$ 253,571